Intangible Assets and Goodwill	12 Months Ended
Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill

Intangible assets consist of the following:

		June 30, 2016			June 30, 2015

	Amortization		Accumulated	Carrying		Accumulated	Carrying
Description	Period	Amount	Amortization	Value	Amount	Amortization	Value
Wetpaint technology	60 months	$4,952	$(3,276)	$1,676	$10,600	$(2,336)	$8,264
Wetpaint trademarks	276 months	1,453	(415)	1,038	5,800	(296)	5,504
Wetpaint customer relationships	60 months	917	(827)	90	2,000	(617)	1,383
Wetpaint non-compete agreements	36 months	—	—	—	609	(313)	296
Choose Digital licenses	60 months	829	(559)	270	1,740	(355)	1,385
Choose Digital software	60 months	627	(212)	415	550	(112)	438
DraftDay tradename	84 months	180	(38)	142	—	—	—
Draftday non-compete agreements	6 months	30	(30)	—	—	—	—
DraftDay internally generated capitalized software	60 months	1,498	(303)	1,195	—	—	—
DraftDay customer relationships	24 months	556	(351)	205	—	—	—
Internally generated capitalized software	36 months	—	—	—	1,610	(515)	1,095
Other	various	326	(18)	308	326	(8)	318

Total		$11,368	$(6,029)	$5,339	$23,235	$(4,552)	$18,683

See Note 3, Summary of Significant Accounting Policies, for a discussion of the write-downs recorded with respect to intangible assets related to the Wetpaint and Choose Digital businesses in the quarter ended December 31, 2015 and to the DraftDay business in the quarter ended June 30, 2016. The changes in the gross amounts and useful lives of intangibles related to the Wetpaint, Choose Digital and DraftDay businesses, and to internally generated capitalized software, are a result of these write-downs during the three months ended December 31, 2015 and June, 30, 2016, as well as the abandonment of certain technology as of January 1, 2016, and internal development costs. See Note 6, Acquisitions, for a detailed description of DraftDay assets and liabilities purchased and their fair values on the date of the acquisition.

Amortization of intangible assets included in selling, general and administrative expenses for the years ended June 30, 2016 and 2015 amounted to $1,227 and $3,497, respectively.  Future annual amortization expense expected is as follows:

Years Ending June 30	Amount
2017	$1,194
2018	966
2019	919
2020	919
2021	670

The activity in the goodwill balance consists of the following:

Description	Amount
Balance at June 30, 2015	$24,722
Acquisition of DDGG	1,591
Wetpaint impairment loss	(10,708)
Choose Digital impairment loss	(4,335)
Balance at June 30, 2016	$11,270